SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2025	May 31, 2024
Receivables [Abstract]
Opening balance	$ 317	$ 110
Additions	133	246
Reversal	(148)	(39)
Effect of exchange rate	15
Closing balance	$ 317	$ 317